                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):                       [   ]
    is a restatement.
                                                            [   ]
    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Feirstein, Barry R.
Address: 390 Park Avenue
         4th Floor
         New York, New York 10022

Form 13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Feirstein
Title:
Phone:   (646) 521-8300

Signature, Place, and Date of Signing:

    /s/ Barry Feirstein   New York, New York  July 26, 2001
    ____________________  __________________  _________________
    [Signature]              [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     59

Form 13F Information Table Value Total:     $470,817
                                            [thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]


                                                   Form 13F INFORMATION TABLE
                                                         Barry Feirstein

    ITEM 1          ITEM 2        ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR   SH/ PUT/   (a)  (b)   SHARED   OTHER     (a)    (b)     (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT   PRN CALL  SOLE SHARED OTHER   MANAGERS  SOLE   SHARED   NONE
--------------     --------      ------        ------    -------   --- ----  ---- ------ ------  --------  ----   ------   ----
ACTIVE POWER INC COM Common      00651F108    3,502,800      210,000          X                           210,000
ADAPTEC              Common      00504W100    1,988,000      200,000          X                           200,000
ALKERMES INC         Common      01642T108   10,530,000      300,000          X                           300,000
ALLSCRIPTS
  HEALTHCARE SOL COM Common      01988P108   13,500,000    1,500,000          X                         1,500,000
AMGEN INC            Common      031162100   18,204,000      300,000          X                           300,000
APOLLO GROUP INC COM
  UNV PHOENX         Common      037604204    4,250,000      100,000          X                           100,000
ATRIX LABS INC       Common      04962L101      592,500       25,000          X                            25,000
BAUSCH & LOMB        Common      071707103      906,000       25,000          X                            25,000
BE FREE INC COM      Common      073308108    1,098,000      900,000          X                           900,000
BIOTRANSPLANT
  INC COM            Common      09066Y107    1,937,500      250,000          X                           250,000
BOTTOMLINE TECH
  DEL COM            Common      101388106    1,620,000      300,000          X                           300,000
BROCADE COMMUNICATIONS
  SYS INC            Common      111621108    6,598,500      150,000          X                           150,000
BURLINGTON NORTHERN  Common      12189T104    8,332,500      275,000          X                           275,000
CAMECO CORP COM      Common      13321L108   29,120,000    1,400,000          X                         1,400,000
CASH AMERICA
  INTERNATIONAL      Common      14754D100   20,400,000    2,400,000          X                         2,400,000
CELESTICA INC        Common      15101Q108    2,575,000       50,000          X                            50,000
CORVAS INT'L         Common      221005101    3,534,000      300,000          X                           300,000
CREE RESH INC        Common      225447101    2,614,500      100,000          X                           100,000
CSX CORP             Common      126408103    7,248,000      200,000          X                           200,000
CYBERSOURCE CORP COM Common      23251J106    1,458,000      900,000          X                           900,000
DELIAS INC           Common      24688Q101    1,600,000      200,000          X                           200,000
DIGENE CORP          Common      253752109   36,720,000      900,000          X                           900,000
DIGITAL RIVER
  INC COM            Common      25388B104      900,000      200,000          X                           200,000
EARTHWEB INC COM     Common      27032C108    3,882,580    1,781,000          X                         1,781,000
ECOLLEGE COM         Common      27887E100      582,470      185,500          X                           185,500
EDISON SCHOOLS
  INC COM            Common      281033100   11,420,000      500,000          X                           500,000
EMCORE CORP COM      Common      290846104    9,225,000      300,000          X                           300,000
ESPEED INC CL A      Common      296643109   11,990,000      545,000          X                           545,000




FUELCELL ENERGY
  INC COM            Common      35952H106    2,309,000      100,000          X                           100,000
GLOBESPAN INC COM    Common      379571102      730,000       50,000          X                            50,000
HARRIS INTERACTIVE
  INC COM            Common      414549105      437,500      175,000          X                           175,000
IMCLONE SYS INC COM  Common      45245W109   15,840,000      300,000          X                           300,000
IMMUNEX CORP         Common      452528102   62,125,000    3,500,000          X                         3,500,000
INTERNET INITIAT     SPONSORED
  JAPAN                ADR       46059T109      245,960       34,400              X                                  34,400
INTERSIL HLDG CORP
  CL A               Common      46069S109    1,820,000       50,000          X                            50,000
INTERNET SECURITY
  SYSTEM COM         Common      46060X107      485,600       10,000          X                            10,000
ISTA PHARMACEUTICALS
  COM                Common      45031X105      975,000      300,000          X                           300,000
JUPITER MEDIA METRIX
  COM                Common      48206U104      387,000      300,000          X                           300,000
KOREA TELECOM        SPONSORED
                       ADR       50063P103      549,500       25,000              X                                  25,000
KOS PHARMACEUTICALS  Common      500648100    9,875,000      250,000          X                           250,000
MILLICOM INTL
  CELLULAR SA        Common      625367107   12,550,000      500,000          X                           500,000
NETIQ CORP COM       Common      64115P102    1,564,500       50,000          X                            50,000
NEW FOCUS INC COM    Common      644383101      412,500       50,000          X                            50,000
NEXTCARD INC         Common      65332K107   53,040,000    4,800,000          X                         4,800,000
NORFOLK SOUTHERN
  CORP CO            Common      655844108   10,375,000      500,000          X                           500,000
NPS PHARMACEUTICALS
  COM                Common      62936P103   10,050,000      250,000          X                           250,000
OPENWAVE SYS INC COM Common      683718100    8,675,000      250,000          X                           250,000
OSI PHARMACEUTICALS
  INC.               Common      671040103    6,573,750      125,000          X                           125,000
PHOTOMEDEX INC       Common      719358103    4,752,000      900,000          X                           900,000
PHOTON DYNAMICS INC
  COM                Common      719364101    1,350,000       50,000          X                            50,000
PRICELINE.COM        Common      741503106      905,000      100,000          X                           100,000
QLOGIC CORP          Common      747277101    9,667,500      150,000          X                           150,000
STRATEGIC
  DISTRIBUTION       Common      862701208    1,923,040      238,000          X                           238,000
STUDENT ADVANTAGE
  INC COM            Common      86386Q105    2,562,000    1,400,000          X                         1,400,000
SUREBEAM CORP CL A   Common      82966U103      856,000       50,000          X                            50,000
TITAN PHARMACEUTICALS
  COM                Common      888314101    7,502,500      250,000          X                           250,000
UNION PAC CORP       Common      907818108    9,060,150      165,000          X                           165,000
VERITAS SOFTWARE     Common      923436109    6,653,000      100,000          X                           100,000
XOMA LTD ORD         Common      9825R107    10,236,000      600,000          X                           600,000





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